COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 26, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
Lease Commitments and Guarantees
We have, in certain cases, divested brands or sold restaurants to franchisees and have not been released from lease guarantees or lease liability for the related restaurants. As of June 26, 2019 and June 27, 2018, we have outstanding lease guarantees or are secondarily liable for $55.3 million and $58.2 million, respectively. These amounts represent the maximum potential liability of future payments under the leases. These leases have been assigned to the buyers and expire at the end of the respective lease terms, which range from fiscal 2020 through fiscal 2028. In the event of default under a lease by a franchisee or owner of a divested brand, the indemnity and default clauses in our agreements with such third parties and applicable laws govern our ability to pursue and recover amounts we may pay on behalf of such parties.
During fiscal 2018, Mac Acquisition LLC, the owner of Romano’s Macaroni Grill restaurants, filed for Chapter 11 bankruptcy protection that was concluded during fiscal 2019. We had outstanding lease guarantees or are secondarily liable for certain of its leases rejected in bankruptcy. As of June 27, 2018, $1.4 million was recorded in Other accrued liabilities in the Consolidated Balance Sheets based on our analysis of the potential obligations. Refer to Note 5 - Other Gains and Charges for more details. We paid $0.9 million during the fiscal year ended June 26, 2019 to settle the obligations of two of the leases rejected in the Mac Acquisition, LLC bankruptcy proceeding. We do not expect additional leases to be rejected because the period for doing so in the bankruptcy period concluded and Mac Acquisition, LLC’s plan for reorganization in the bankruptcy proceeding was confirmed. As such, as of June 26, 2019 no amount was recorded in Other accrued liabilities in the Consolidated Balance Sheets based on our analysis of the potential obligations.
We will continue to monitor leases for which we have outstanding guarantees or are secondarily liable to assess the likelihood of any incremental losses. No other liabilities related to this matter have been recorded as of June 26, 2019.
Letters of Credit
We provide letters of credit to various insurers to collateralize obligations for outstanding claims. As of June 26, 2019, we had $29.0 million in undrawn standby letters of credit outstanding. All standby letters of credit are renewable within the next 3 to 12 months.
Cyber Security Incident
On May 12, 2018, we issued a public statement that malware had been discovered at certain Chili’s restaurants that resulted in unauthorized access or acquisition of customer payment card data. We engaged third-party forensic firms and cooperated with law enforcement to investigate the matter. Based on the investigation of our third-party forensic experts, we believe most Company-owned Chili’s restaurants were impacted by the malware during time frames that vary by restaurant, but we believe in each case began no earlier than March 21, 2018 and ended no later than April 22, 2018.
We expect to incur significant legal and professional services expenses associated with the cyber security incident in future periods, which could be material. We will recognize these expenses as services are received. Related to this incident, payment card companies and associations may request us to reimburse them for unauthorized card charges and costs to replace cards and may also impose fines or penalties in connection with the cyber security incident, and regulatory authorities may also impose fines or other remedies against us. While we do not acknowledge responsibility to pay any such amounts imposed by any third parties, we may become obligated to pay such amounts or incur significant related settlement costs. We will record an estimate for losses at the time when it is both probable that a loss has been incurred and the amount of the loss is reasonably estimable.
To limit our exposure to cyber security events, we maintain cyber liability insurance coverage. This coverage and certain other insurance coverage may reduce our exposure for this incident. Our cyber liability insurance policy contains a $2.0 million retention that was fully accrued during fiscal 2018. Since the incident, through June 26, 2019, we have incurred costs of $4.2 million related to the cyber security incident. This includes the $2.0 million retention recorded in fiscal 2018, an additional $0.4 million for expenses not believed to be covered by our insurance coverage recorded to Other (gains) and charges in the Consolidated Statements of Comprehensive Income during the fiscal year ended June 26, 2019, and $1.8 million of receivable for costs incurred that we believe are reimbursable and probable of recovery under our insurance coverage.
The Company was named as a defendant in putative class action lawsuits in the United States District Court for the Middle District of Florida, the United States District Court for the District of Nevada, and two in the United States District Court for the Central District of California, filed on May 24, 2018, May 30, 2018, June 14, 2018, and June 28, 2018, respectively (collectively, the “Litigation”) relating to the cyber security incident described above. In the Litigation, plaintiffs assert various claims stemming from the cyber security incident at the Company’s Chili’s restaurants involving customer payment card information and seek monetary damages in excess of $5.0 million, injunctive and declaratory relief and attorney’s fees and costs. Since the initial filing of these cases, the Nevada plaintiff voluntarily dismissed this case and joined the Florida lawsuit. Counsel for all parties subsequently agreed to the transfer of the California cases to Florida, and they have been consolidated into a single matter with the case already pending there. On January 4, 2019, we filed a motion to dismiss all of plaintiffs’ claims asserting that plaintiffs do not have standing to bring the lawsuit and that plaintiffs have failed to state a claim on which relief can be granted. Following completion of briefing by the parties, the court conducted a hearing on our motion on June 24, 2019. On August 1, 2019, the court granted our motion to dismiss for lack of standing as to two plaintiffs and denied the motion as to the remaining plaintiffs. The court deferred its ruling on our argument that plaintiffs failed to state a claim on which relief could be granted pending further briefing. In the meantime, the parties are engaging in written discovery and the exchange of documents. We believe we have defenses and intend to defend the Litigation. As such, as of June 26, 2019, we have concluded that a loss from this matter is not determinable, therefore, we have not recorded a liability related to the Litigation. We will continue to evaluate this matter based on new information as it becomes available.
Legal Proceedings
Evaluating contingencies related to litigation is a complex process involving subjective judgment on the potential outcome of future events, and the ultimate resolution of litigated claims may differ from our current analysis. Accordingly, we review the adequacy of accruals and disclosures pertaining to litigated matters each quarter in consultation with legal counsel and we assess the probability and range of possible losses associated with contingencies for potential accrual in the Consolidated Financial Statements.
We are engaged in various legal proceedings and have certain unresolved claims pending. Liabilities have been established based on our best estimates of our potential liability in certain of these matters. Based upon consultation with legal counsel, management is of the opinion that there are no matters pending or threatened which are expected to have a material adverse effect, individually or in the aggregate, on the consolidated financial condition or results of operations.